Investment in associated companies - Share in Results from Associated Companies (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ (90)	$ 149	$ (115)	$ 174
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	(82)	77	(107)	82
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	(20)	22	(17)	22
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	24	46	29	80
SeaMex
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	(12)	4	(19)	0
Sonadrill
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	0	0	(1)	0
Archer
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ 0	$ 0	$ 0	$ (10)